Consolidated Statements Of Cash Flows	6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Jun. 30, 2017 KRW (₩)
Cash flows from operating activities
Net income	₩ 1,316,316,000,000		$ 1,183,950,000		₩ 1,109,015,000,000
Adjustments
Income tax expense	485,216,000,000		436,424,000		320,933,000,000
Interest income	(4,643,416,000,000)		(4,176,485,000)		(4,189,584,000,000)
Interest expense	1,878,942,000,000		1,690,000,000		1,639,264,000,000
Dividend income	(49,704,000,000)		(44,706,000)		(59,445,000,000)
Sub-total	(2,328,962,000,000)		(2,094,767,000)		(2,288,832,000,000)
Additions of expenses not involving cash outflows:
Impairment losses recognised due to credit loss	0		0		283,763,000,000
Share of losses of investments in joint ventures and associates	16,809,000,000		15,119,000		67,594,000,000
Loss on disposal of investments in joint ventures and associates	2,931,000,000		2,636,000		27,730,000,000
Loss on transaction and valuation of derivatives (hedging)	62,366,000,000		56,095,000		31,131,000,000
Loss on hedged items (fair value hedge)	0		0		15,846,000,000
Loss on provision	38,553,000,000		34,676,000		35,665,000,000
Retirement benefits	71,631,000,000		64,428,000		71,902,000,000
Depreciation and amortization	126,886,000,000		114,127,000		121,361,000,000
Loss on disposal of premises and equipment and other assets	221,000,000		199,000		608,000,000
Impairment loss on premises and equipment and other assets	2,000,000		2,000		160,000,000
Loss on financial assets at FVTOCI	477,000,000	[1]	429,000	[1]	0
Additions of expenses not involving cash outflows (sub-total)	319,876,000,000		287,711,000		655,760,000,000
Deductions of income not involving cash inflows:
Reversal of impairment losses due to credit loss	28,438,000,000		25,578,000		0
Gain on valuation of financial assets at FVTPL (IFRS 9)	167,268,000,000	[1]	150,448,000	[1]	0
Gain on valuation of financial instruments at FVTPL (IAS 39)	0		0		7,859,000,000
Gain on financial assets at FVTOCI	1,764,000,000	[1]	1,587,000	[1]	0
Gain on AFS financial assets	0		0		104,172,000,000
Gain on disposal of securities at amortized cost	431,000,000	[1]	388,000	[1]	0
Share of profits of investments in joint ventures and associates	15,347,000,000		13,804,000		3,316,000,000
Gain on disposal of investments in joint ventures and associates	0		0		32,886,000,000
Gain on transaction and valuation of derivatives (hedging)	28,943,000,000		26,033,000		11,656,000,000
Gain on hedged items (fair value hedge)	66,555,000,000		59,862,000		11,860,000,000
Gain on provisions	1,220,000,000		1,097,000		1,285,000,000
Gain on disposal of premises and equipment and other assets	17,037,000,000		15,324,000		1,675,000,000
Reversal of impairment loss on premises and equipment and other assets	341,000,000		307,000		32,000,000
Deductions of income not involving cash inflows (sub-total)	327,344,000,000		294,428,000		174,741,000,000
Changes in operating assets and liabilities:
Financial assets at FVTPL (IFRS 9)	440,367,000,000	[1]	396,085,000	[1]	0
Financial assets at FVTPL (IAS 39)	0		0		(187,086,000,000)
Loans and other financial assets at amortized cost	(10,667,142,000,000)	[1]	(9,594,479,000)	[1]	0
Loans and receivables	0		0		(7,908,486,000,000)
Other assets	85,119,000,000		76,560,000		(995,000,000)
Deposits due to customers	3,149,083,000,000		2,832,419,000		5,182,735,000,000
Provisions	(26,838,000,000)		(24,139,000)		(98,114,000,000)
Net defined benefit liability	(97,206,000,000)		(87,431,000)		(19,799,000,000)
Other financial liabilities	7,366,307,000,000		6,625,568,000		2,790,480,000,000
Other liabilities	11,536,000,000		10,376,000		(29,837,000,000)
Changes in operating assets and liabilities (sub-total)	261,226,000,000		234,959,000		(271,102,000,000)
Cash received from (paid for) operating activities:
Interest income received	4,609,449,000,000		4,145,934,000		4,281,385,000,000
Interest expense paid	(1,776,933,000,000)		(1,598,249,000)		(1,749,917,000,000)
Dividends received	49,917,000,000		44,897,000		62,014,000,000
Income tax paid	(312,471,000,000)		(281,050,000)		(236,246,000,000)
Net cash provided by operating activities	1,811,074,000,000		1,628,957,000		1,387,336,000,000
Cash in-flows from investing activities [Abstract]
Disposal of financial assets at FVTPL (IFRS 9)	5,316,190,000,000	[1]	4,781,606,000	[1]	0
Disposal of financial assets at FVTOCI	4,280,921,000,000	[1]	3,850,442,000	[1]	0
Disposal of AFS financial assets	0		0		13,312,489,000,000
Redemption of securities at amortized cost	4,873,896,000,000	[1]	4,383,788,000	[1]	0
Redemption of HTM financial assets	0		0		4,665,209,000,000
Disposal of investments in joint ventures and associates	3,855,000,000		3,467,000		62,974,000,000
Disposal of investment properties	2,076,000,000		1,867,000		162,000,000
Disposal of premises and equipment	119,000,000		107,000		1,042,000,000
Disposal of intangible assets	3,779,000,000		3,399,000		933,000,000
Disposal of assets held for sale	50,190,000,000		45,143,000		6,488,000,000
Cash in-flows from investing activities (sub-total)	14,531,026,000,000		13,069,819,000		18,049,297,000,000
Cash out-flows from investing activities [Abstract]
Net cash in-flows of business combination	71,559,000,000		64,363,000		0
Acquisition of financial assets at FVTPL (IFRS 9)	5,342,987,000,000	[1]	4,805,709,000	[1]	0
Acquisition of financial assets at FVTOCI	5,075,580,000,000	[1]	4,565,192,000	[1]	0
Acquisition of available-for-sale financial assets	0		0		11,268,756,000,000
Acquisition of securities at amortized cost	5,829,462,000,000	[1]	5,243,265,000	[1]	0
Acquisition of HTM financial assets	0		0		5,945,147,000,000
Acquisition of investments in joint ventures and associates	20,048,000,000		18,032,000		13,485,000,000
Acquisition of investment properties	7,311,000,000		6,576,000		1,221,000,000
Acquisition of premises and equipment	42,695,000,000		38,402,000		68,596,000,000
Acquisition of intangible assets	107,344,000,000		96,550,000		97,977,000,000
Cash out-flows from investing activities (sub-total)	16,496,986,000,000		14,838,089,000		17,395,182,000,000
Net cash provided by (used in) investing activities	(1,965,960,000,000)		(1,768,270,000)		654,115,000,000
Cash in-flows from financing activities [Abstract]
Increase in borrowings	4,972,075,000,000		4,472,095,000		4,349,952,000,000
Issuance of debentures	10,100,189,000,000		9,084,538,000		10,299,507,000,000
Issuance of hybrid securities	0		0		559,565,000,000
Cash in-flows from financing activities (sub-total)	15,072,264,000,000		13,556,633,000		15,209,024,000,000
Cash out-flows from financing activities [Abstract]
Repayment of borrowings	4,114,751,000,000		3,700,981,000		7,432,992,000,000
Repayment of debentures	11,441,709,000,000		10,291,158,000		8,223,263,000,000
Payment of dividends	336,636,000,000		302,785,000		269,308,000,000
Dividends paid on hybrid securities	75,683,000,000		68,071,000		100,627,000,000
Redemption of hybrid securities	255,000,000,000		229,358,000		1,323,400,000,000
Dividends paid on non-controlling interests	2,108,000,000		1,896,000		1,534,000,000
Cash out-flows from financing activities (sub-total)	16,225,887,000,000		14,594,249,000		17,351,124,000,000
Net cash used in financing activities	(1,153,623,000,000)		(1,037,616,000)		(2,142,100,000,000)
Net decrease in cash and cash equivalents	(1,308,509,000,000)		(1,176,929,000)		(100,649,000,000)
Cash and cash equivalents, beginning of the period	6,908,286,000,000		6,213,605,000		7,591,324,000,000
Effects of exchange rate changes on cash and cash equivalents	320,791,000,000		288,534,000		(113,551,000,000)
Cash and cash equivalents, end of the period (Note 6)	₩ 5,920,568,000,000		$ 5,325,210,000		₩ 7,377,124,000,000

[1]	The consolidated interim statements of cash flows for the six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of cash flows for the six months ended June 30, 2017 was not retrospectively restated to apply IFRS 9.